STOCK BASED COMPENSATION (Warrants Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at the beginning of the period (in shares)	1,887
Expired (in shares)	0			(196)
Outstanding at the end of the period (in shares)		1,887
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at the beginning of the period (in shares)	1,887	2,051	2,716
Granted (in shares)	0	0	275
Exercised (in shares)		(109)		(519)
Forfeited (in shares)	0	0		(225)
Expired (in shares)		(55)
Outstanding at the end of the period (in shares)	1,887	1,887	2,051	2,716
Outstanding at the beginning of the period (in dollars per share)	$ 3.58	$ 3.46	$ 3.45
Granted (in dollars per share)	0.00	0.00	4.25
Exercised (in dollars per share)		1.04		$ 3.43
Expired (in dollars per share)	0.00	4.08		3.91
Forfeited (in dollars per share)	0.00	0.00		4.04
Outstanding at the end of the period (in dollars per share)	$ 3.58	$ 3.58	$ 3.46	$ 3.45
Weighted average remaining contractual term (in years)	3 years 9 months	4 years 1 month	4 years 8 months 12 days
Aggregate intrinsic value (in dollars)	$ 6	$ 11	$ 305
Vested (shares)	1,604	1,604	1,576
Vested (in dollars per share)	$ 3.44	$ 3.44	$ 3.19
Weighted average remaining contract life, vested (in years)	3 years 1 month 6 days	3 years 4 months	3 years 6 months
Aggregate intrinsic value, vested (in dollars)	$ 6	$ 11	$ 305
Exercisable at the end of the period (in shares)		1,867	1,998
Vested or Expected to Vest (in dollars per share)		$ 3.57	$ 3.43
Weighted average remaining contractual term, exercisable ( in years)		4 years	4 years 8 months 12 days
Exercisable at the end of the period (in dollars)		$ 11	$ 305